Income Taxes (Provision) (Details) - USD ($) $ in Millions			12 Months Ended
		Jul. 29, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011
Current
U.S. Federal			$ 0	$ 0	$ 0
Current State and Local Tax Expense (Benefit)			0	0		$ 0
Total — current			0	0	0
Deferred
U.S. Federal			(1)	10	2
State			0	2	2
Total — deferred			(1)	12	4
Income tax (benefit) expense	[1]		$ (1)	$ 12	$ 4
Effective tax rate (as a percent)			(100.00%)	14.60%	3.40%
U.S. federal statutory rate (as a percent)			35.00%
Reconciliation of the U.S. federal statutory rate to the Company's effective rate from continuing operations
Income Before Income Taxes	[1]		$ 1	$ 82	$ 117
Tax at 35%			0	29	41
State taxes, net of federal benefit			0	2	(1)
Investment tax credits			(1)	(1)	0
Impact of non-taxable partnership earnings			(1)	(17)	(33)
Production tax credits, including prior year true-up			4	(4)	(6)
Change in state effective tax rate			0	0	1
Effective Income Tax Rate Reconciliation, Tax Contingency, Other, Amount			$ (3)	3	$ 0
Income Taxes Receivable				$ 6
NRG | NRG Yield LLC
Reconciliation of the U.S. federal statutory rate to the Company's effective rate from continuing operations
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		46.70%	46.70%
NRG Yield, Inc. [Member] | NRG Yield LLC
Reconciliation of the U.S. federal statutory rate to the Company's effective rate from continuing operations
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		53.30%	53.30%

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.